Federated Hermes Opportunistic High Yield Bond Fund
Portfolio of Investments
May 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—91.7%
	Aerospace/Defense—1.5%
$2,125,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	$ 2,133,955
950,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	949,126
950,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	961,961
1,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	1,368,144
675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	626,480
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,245,764
	TOTAL	7,285,430
	Airlines—0.1%
466,666	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	462,548
	Automotive—6.4%
250,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	255,462
2,775,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,695,674
2,450,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	2,119,417
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,979,970
1,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,463,533
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	818,375
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,185,829
1,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,177,478
1,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,541,798
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,499,411
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	537,496
1,300,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	1,279,692
1,325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,306,449
625,000	JB Poindexter & Co. Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	640,931
5,700,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,747,213
2,350,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	2,026,838
1,600,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	1,548,913
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	607,781
375,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	381,849
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	412,943
	TOTAL	31,227,052
	Banking—0.1%
525,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	522,834
	Building Materials—4.5%
200,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	176,826
1,550,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,444,849
275,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	275,461
1,125,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,114,180
300,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	244,321
2,350,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,088,467
2,500,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,218,263
1,625,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,502,854
850,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	802,984
475,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	472,144
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	548,372

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$2,300,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	$ 2,335,843
1,775,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	1,803,835
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,231,846
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	245,615
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	262,192
2,325,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,256,055
1,700,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,623,527
1,275,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,260,372
	TOTAL	21,908,006
	Cable Satellite—7.4%
325,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	321,199
1,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	927,844
1,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,476,269
775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	598,664
1,200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,023,167
450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	362,707
1,900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,756,090
2,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,630,167
500,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	293,332
1,200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	735,223
875,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	368,812
1,300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	543,904
3,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,589,322
1,775,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	768,755
725,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	681,357
725,000	DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	506,465
750,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	333,659
1,325,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	843,892
2,075,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	828,312
900,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	812,638
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	632,117
1,650,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,318,917
1,025,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	918,541
1,425,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,195,588
975,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	906,428
3,400,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,223,744
3,125,000	UPC Broadband Finco B.V., Sr. Note, 144A, 4.875%, 7/15/2031	2,791,844
1,550,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,289,108
275,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	230,764
250,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	206,004
1,775,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,474,827
1,725,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,465,376
2,550,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	2,504,742
	TOTAL	36,559,778
	Chemicals—2.2%
350,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	338,103
350,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	362,308
425,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	379,305
350,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	354,866
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	888,082

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 975,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	$ 916,721
2,475,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	2,123,033
1,000,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	1,001,753
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	898,413
925,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	984,714
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,577,624
375,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	380,980
875,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	805,836
	TOTAL	11,011,738
	Construction Machinery—0.7%
1,600,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,436,290
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	829,858
575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	554,033
325,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	286,237
350,000	United Rentals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	343,805
	TOTAL	3,450,223
	Consumer Cyclical Services—3.7%
325,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	324,311
2,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	2,072,036
4,150,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	4,119,340
1,450,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,425,637
1,725,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,605,725
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	522,999
325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	330,281
2,150,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,935,818
2,728,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,732,395
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	779,036
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	583,592
1,625,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,414,106
200,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	186,189
350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	331,759
	TOTAL	18,363,224
	Consumer Products—1.6%
200,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	205,868
3,575,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,477,132
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	979,689
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,290,360
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,362,128
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	372,194
	TOTAL	7,687,371
	Diversified Manufacturing—2.1%
2,625,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	2,632,855
1,175,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,187,752
3,425,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,436,341
225,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	228,915
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	879,297
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,056,409
1,000,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,000,200
	TOTAL	10,421,769

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—2.7%
$1,875,000	GTCR W. Merger Sub LLC, 144A, 7.500%, 1/15/2031	$ 1,944,697
125,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	126,422
125,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	127,043
275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	261,196
1,975,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	1,794,223
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	551,042
975,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	973,900
825,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	738,415
1,975,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,708,814
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	814,615
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	353,161
1,350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,338,732
1,950,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,832,795
450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	435,703
	TOTAL	13,000,758
	Food & Beverage—1.3%
1,750,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,789,492
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	1,000,318
400,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	398,128
1,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,295,725
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,526,755
425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	432,967
	TOTAL	6,443,385
	Gaming—4.3%
1,625,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,447,430
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	381,490
425,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	381,588
225,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	227,571
600,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	593,686
600,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	542,449
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	199,288
1,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,170,510
1,550,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,581,180
500,000	Light & Wonder, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	514,379
1,375,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	1,345,353
1,900,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	1,758,080
2,500,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	2,350,788
1,950,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,004,542
1,600,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,336,640
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	190,646
300,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	289,149
1,500,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	1,421,985
550,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	558,956
525,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	515,712
650,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	605,713
950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	832,545
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	98,335
550,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	565,076
	TOTAL	20,913,091

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—4.6%
$1,600,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	$ 1,484,177
950,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	852,278
1,075,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,012,521
875,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	624,785
2,150,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	1,684,746
675,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	639,870
225,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	201,687
186,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	186,448
850,000		CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	706,271
425,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	351,847
350,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	306,146
975,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	1,046,571
625,000		IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	611,530
575,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	559,007
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	202,167
600,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	567,102
500,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	500,726
1,325,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,207,117
5,125,000		Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	4,835,188
1,150,000		Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	1,064,760
775,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	755,769
350,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	353,643
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	347,344
1,800,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	1,784,580
875,000		Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	877,015
		TOTAL	22,763,295
		Health Insurance—0.2%
1,000,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	942,086
		Independent Energy—3.8%
975,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	933,801
123,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	126,791
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	409,447
1,100,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,100,587
500,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	511,760
725,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	714,565
1,275,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	29,006
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	172,217
225,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	224,806
325,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	347,855
900,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	961,978
525,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	551,637
225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	207,586
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,936,131
1,725,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	1,721,729
425,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	429,372
1,200,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	1,198,411
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	975,401
375,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	370,704
492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	488,077
650,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	677,182

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 350,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	$ 325,456
525,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	488,097
400,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	415,290
675,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	671,531
1,000,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	999,141
600,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	544,216
300,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	288,774
725,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	749,074
	TOTAL	18,570,622
	Industrial - Other—1.6%
925,000	Artera Services LLC, 1st Priority Sr. Secd. Note, 144A, 8.500%, 2/15/2031	945,849
1,300,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	1,294,563
3,750,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,478,925
1,975,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,033,695
	TOTAL	7,753,032
	Insurance - P&C—6.7%
1,500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	1,504,904
850,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	848,449
2,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,530,338
500,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	496,977
3,775,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	3,723,190
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	1,862,977
925,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	920,307
1,175,000	Baldwin Insurance Group Holdings LLC/Baldwin Insureance Group Holdings Finance, 144A, 7.125%, 5/15/2031	1,187,453
4,475,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,101,328
825,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	826,508
2,250,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	2,287,640
3,375,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	3,134,881
1,800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	1,807,514
1,100,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	1,158,593
1,275,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	1,378,637
2,500,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	2,522,879
2,600,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	2,612,964
	TOTAL	32,905,539
	Leisure—1.2%
250,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	256,945
500,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	522,738
625,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	614,910
150,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	154,256
275,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	269,408
300,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	289,378
250,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	246,474
700,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	697,247
1,750,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,637,675
1,000,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,001,387
	TOTAL	5,690,418
	Lodging—0.5%
950,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	806,284
200,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	198,309
525,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	496,715

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—continued
$ 775,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	$ 770,764
275,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	281,119
		TOTAL	2,553,191
		Media Entertainment—3.6%
2,025,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	77,203
1,350,000	[1,2]	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	51,469
475,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	264,268
750,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	427,449
325,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	179,866
575,000		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	208,319
675,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	644,716
350,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	303,117
3,300,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	3,023,619
1,100,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	971,185
1,925,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	1,818,476
350,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	362,020
675,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	648,717
1,075,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	937,324
625,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	406,526
250,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	224,148
1,725,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,141,312
1,050,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	954,986
800,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	703,779
2,300,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	1,156,730
1,000,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	855,159
850,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	806,256
750,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	739,365
900,000		Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	718,277
		TOTAL	17,624,286
		Metals & Mining—0.8%
900,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	846,071
725,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	717,637
825,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	814,660
1,675,000		Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,569,648
		TOTAL	3,948,016
		Midstream—5.5%
1,275,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,216,519
1,000,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	967,657
1,525,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,462,693
1,950,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,929,023
1,350,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,321,637
275,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	278,089
400,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	407,799
1,250,000		Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,127,381
550,000		Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	523,063
1,550,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	1,395,400
500,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	519,438
725,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	651,676
600,000		EQM Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	588,741
875,000		EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	816,079

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$1,025,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	$ 941,908
248,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	248,011
300,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	299,653
2,250,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,270,322
225,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	230,026
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	454,834
600,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	576,310
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	404,766
750,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	723,047
1,125,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,088,068
300,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 6.375%, 4/15/2027	302,363
525,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	527,500
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	886,867
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	583,737
375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	365,933
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	251,661
1,375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,356,803
775,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	739,803
825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	795,343
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	171,125
925,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	795,594
	TOTAL	27,218,869
	Oil Field Services—2.0%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,434,175
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,109,731
325,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	330,167
700,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	702,246
625,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	595,244
175,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	180,839
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	174,739
625,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	620,026
448,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	448,198
2,025,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,026,377
1,100,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,102,147
	TOTAL	9,723,889
	Packaging—4.5%
2,818,920	ARD Finance S.A., Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	658,342
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,281,242
2,125,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,250,669
1,800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,059,390
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	740,032
350,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	351,006
350,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	357,581
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	962,981
1,475,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	1,470,252
800,000	Bway Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	816,088
5,275,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	5,092,389
400,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	392,937
575,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	527,535
1,219,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,211,287

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 350,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	$ 349,252
475,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	475,438
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	687,874
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	298,109
375,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	385,576
475,000	Trivium Packaging Finance B.V., Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	468,672
3,350,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	3,345,573
	TOTAL	22,182,225
	Paper—0.0%
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	110,897
	Pharmaceuticals—1.4%
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	553,731
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	166,273
1,725,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	897,906
1,075,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	549,664
300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	160,875
2,575,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,242,717
325,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	324,238
375,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	381,575
325,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	300,449
1,325,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,172,018
	TOTAL	6,749,446
	Restaurant—1.5%
5,775,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	5,029,177
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	843,363
875,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	834,095
650,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	613,326
	TOTAL	7,319,961
	Retailers—1.0%
600,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	590,892
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,082,119
1,425,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,276,497
975,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	844,666
525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	436,399
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	338,601
450,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	467,294
	TOTAL	5,036,468
	Supermarkets—0.4%
1,175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	1,048,979
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	442,573
375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	380,836
	TOTAL	1,872,388
	Technology—11.2%
600,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	620,568
1,625,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	1,632,565
1,350,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	1,372,587
925,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	469,554
750,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	772,315
1,600,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	1,610,011
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	246,558

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	$ 1,597,426
350,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	353,753
1,400,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	1,355,833
1,650,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,540,204
1,050,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,024,161
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,243,862
1,850,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,655,757
1,700,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,674,793
250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	222,352
450,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	456,323
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	381,197
436,590	Goto Group, Inc., 144A, 5.500%, 5/1/2028	363,461
602,910	Goto Group, Inc., 144A, 5.500%, 5/1/2028	312,033
1,450,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,330,075
1,225,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	1,093,747
375,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	377,766
575,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	583,186
4,575,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	4,239,323
4,900,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	4,450,562
950,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	1,025,770
1,600,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,498,456
1,525,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,417,059
500,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	454,091
575,000	Open Text Corp. - OLD, 144A, 6.900%, 12/1/2027	590,391
350,000	Open Text Corp. - OLD, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	321,950
250,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	222,465
1,025,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	882,773
2,725,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	2,586,580
997,500	Rackspace Finance LLC, 144A, 3.500%, 5/15/2028	395,080
375,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	381,175
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,256,588
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	475,047
1,858,500	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	2,106,455
75,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	80,294
400,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	427,076
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	181,851
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	433,713
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	437,804
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	280,659
600,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	602,438
2,000,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	1,960,188
700,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	702,446
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	381,009
1,300,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,178,636
1,300,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	1,309,133
850,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	705,576
375,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	377,729
625,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	542,628
	TOTAL	55,195,032

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation Services—0.5%
$1,050,000		Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	$ 1,069,070
1,575,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,562,277
		TOTAL	2,631,347
		Utility - Electric—1.8%
700,000		Calpine Corp., 144A, 4.500%, 2/15/2028	658,710
232,000		Calpine Corp., 144A, 5.250%, 6/1/2026	229,337
300,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	262,588
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	418,633
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	415,942
700,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	667,542
1,206,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	520,504
875,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	896,387
110,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	94,241
1,125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,022,896
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,265,585
400,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	416,463
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	369,077
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,353,805
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	389,903
		TOTAL	8,981,613
		Wireless Communications—0.3%
1,375,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	1,376,122
		TOTAL CORPORATE BONDS (IDENTIFIED COST $491,035,789)	450,405,949
		COMMON STOCKS—4.5%
		Automotive—0.2%
56,888	[2]	American Axle & Manufacturing Holdings, Inc.	434,624
3,330		Lear Corp.	417,416
		TOTAL	852,040
		Building Materials—0.3%
7,520	[2]	GMS, Inc.	706,579
53,340		Interface, Inc.	859,308
		TOTAL	1,565,887
		Chemicals—0.3%
18,955		Koppers Holdings, Inc.	840,275
60,630	[2]	PQ Group Holdings, Inc.	563,859
		TOTAL	1,404,134
		Consumer Cyclical Services—0.2%
11,335		Brinks Co. (The)	1,170,225
		Consumer Products—0.1%
25,335		Energizer Holdings, Inc.	725,088
		Containers & Packaging—0.3%
144,000		Ardagh Metal Packaging	568,800
53,500	[2]	O-I Glass, Inc.	678,915
		TOTAL	1,247,715
		Diversified Manufacturing—0.2%
4,900		WESCO International, Inc.	879,501
		Food & Beverage—0.4%
6,660	[2]	Post Holdings, Inc.	709,756

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Food & Beverage—continued
19,375	[2]	US Foods Holding Corp.	$ 1,023,581
		TOTAL	1,733,337
		Gaming—0.5%
9,850		Boyd Gaming Corp.	525,202
28,690	[2]	Caesars Entertainment Corp.	1,020,216
14,795		Red Rock Resorts, Inc.	758,244
		TOTAL	2,303,662
		Independent Energy—0.1%
11,043		Devon Energy Corp.	541,990
		Media Entertainment—0.3%
206,160	[2]	Stagwell, Inc.	1,428,689
		Midstream—0.2%
57,856		Suburban Propane Partners LP	1,176,213
		Oil Field Services—0.1%
7,220	[2]	Nabors Industries Ltd.	539,767
		Paper—0.4%
43,691		Graphic Packaging Holding Co.	1,237,329
12,089		WestRock Co.	648,454
		TOTAL	1,885,783
		Technology—0.4%
7,905		Dell Technologies, Inc.	1,103,222
8,200		Science Applications International Corp.	1,104,130
		TOTAL	2,207,352
		Utility - Electric—0.5%
10,500		NRG Energy, Inc.	850,500
17,280		Vistra Corp.	1,712,102
		TOTAL	2,562,602
		TOTAL COMMON STOCKS (IDENTIFIED COST $20,800,314)	22,223,985
		INVESTMENT COMPANIES—2.7%
852,551		Bank Loan Core Fund	7,468,347
5,730,427		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3]	5,730,427
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $14,181,219)	13,198,774
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $526,017,322)	485,828,708
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	5,239,268
		TOTAL NET ASSETS—100%	$491,067,976

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2024, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 2/29/2024	$7,294,493	$12,915,151	$—	$20,209,644
Purchases at Cost	$157,105	$23,823,977	$12,556,672	$36,537,754
Proceeds from Sales	$—	$(36,737,127)	$(6,826,245)	$(43,563,372)
Change in Unrealized Appreciation/Depreciation	$16,749	$839	$—	$17,588
Net Realized Gain/(Loss)	$—	$(2,840)	$—	$(2,840)
Value as of 5/31/2024	$7,468,347	$—	$5,730,427	$13,198,774
Shares Held as of 5/31/2024	852,551	—	5,730,427	6,582,978
Dividend Income	$157,104	$88,514	$22,502	$268,120

1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement orclosing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$450,405,949	$—	$450,405,949
Equity Securities:
Common Stocks
Domestic	21,115,418	—	—	21,115,418
International	1,108,567	—	—	1,108,567
Investment Companies	13,198,774	—	—	13,198,774
TOTAL SECURITIES	$35,422,759	$450,405,949	$—	$485,828,708

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note